RISK MANAGEMENT (Details 10) - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Risk Management [Line Items]
Financial assets	$ 17,361,475	$ 16,377,253
Commercial Loans [member]
Disclosure Of Risk Management [Line Items]
Financial assets	535,968
Mortgages [Member]
Disclosure Of Risk Management [Line Items]
Financial assets	117,201
Gross carrying amount [member]
Disclosure Of Risk Management [Line Items]
Financial assets	1,581,268
Gross carrying amount [member] | Commercial Loans [member]
Disclosure Of Risk Management [Line Items]
Financial assets	775,689
Gross carrying amount [member] | Mortgages [Member]
Disclosure Of Risk Management [Line Items]
Financial assets	139,084
Gross carrying amount [member] | Financial assets individually assessed for credit losses [member]
Disclosure Of Risk Management [Line Items]
Financial assets	5,766,277	5,196,391
Gross carrying amount [member] | Financial assets individually assessed for credit losses [member] | Commercial Loans [member]
Disclosure Of Risk Management [Line Items]
Financial assets	4,970,415	4,544,324
Gross carrying amount [member] | Financial assets individually assessed for credit losses [member] | Consumer loans [member]
Disclosure Of Risk Management [Line Items]
Financial assets		10,839
Gross carrying amount [member] | Financial assets individually assessed for credit losses [member] | Mortgages [Member]
Disclosure Of Risk Management [Line Items]
Financial assets		0
Gross carrying amount [member] | Financial assets individually assessed for credit losses [member] | Lease receivables [member]
Disclosure Of Risk Management [Line Items]
Financial assets	795,862	641,228
Gross carrying amount [member] | Financial assets individually assessed for credit losses [member] | Small Business Loan [member]
Disclosure Of Risk Management [Line Items]
Financial assets		0
Gross carrying amount [member] | Financial assets collectively assessed for credit losses [member]
Disclosure Of Risk Management [Line Items]
Financial assets	6,446,685	8,240,699
Gross carrying amount [member] | Financial assets collectively assessed for credit losses [member] | Commercial Loans [member]
Disclosure Of Risk Management [Line Items]
Financial assets	2,782,603	3,546,504
Gross carrying amount [member] | Financial assets collectively assessed for credit losses [member] | Consumer loans [member]
Disclosure Of Risk Management [Line Items]
Financial assets	1,568,758	2,337,640
Gross carrying amount [member] | Financial assets collectively assessed for credit losses [member] | Mortgages [Member]
Disclosure Of Risk Management [Line Items]
Financial assets	1,077,206	1,115,785
Gross carrying amount [member] | Financial assets collectively assessed for credit losses [member] | Lease receivables [member]
Disclosure Of Risk Management [Line Items]
Financial assets	901,216	1,105,208
Gross carrying amount [member] | Financial assets collectively assessed for credit losses [member] | Small Business Loan [member]
Disclosure Of Risk Management [Line Items]
Financial assets	116,902	135,562
Accumulated impairment [member] | Financial assets individually assessed for credit losses [member]
Disclosure Of Risk Management [Line Items]
Financial assets		2,369,142
Accumulated impairment [member] | Financial assets individually assessed for credit losses [member] | Commercial Loans [member]
Disclosure Of Risk Management [Line Items]
Financial assets		2,059,356
Accumulated impairment [member] | Financial assets individually assessed for credit losses [member] | Consumer loans [member]
Disclosure Of Risk Management [Line Items]
Financial assets		10,839
Accumulated impairment [member] | Financial assets individually assessed for credit losses [member] | Mortgages [Member]
Disclosure Of Risk Management [Line Items]
Financial assets		0
Accumulated impairment [member] | Financial assets individually assessed for credit losses [member] | Lease receivables [member]
Disclosure Of Risk Management [Line Items]
Financial assets		298,947
Accumulated impairment [member] | Financial assets individually assessed for credit losses [member] | Small Business Loan [member]
Disclosure Of Risk Management [Line Items]
Financial assets		0
Accumulated impairment [member] | Financial assets collectively assessed for credit losses [member]
Disclosure Of Risk Management [Line Items]
Financial assets		3,978,036
Accumulated impairment [member] | Financial assets collectively assessed for credit losses [member] | Commercial Loans [member]
Disclosure Of Risk Management [Line Items]
Financial assets		1,782,385
Accumulated impairment [member] | Financial assets collectively assessed for credit losses [member] | Consumer loans [member]
Disclosure Of Risk Management [Line Items]
Financial assets		1,403,499
Accumulated impairment [member] | Financial assets collectively assessed for credit losses [member] | Mortgages [Member]
Disclosure Of Risk Management [Line Items]
Financial assets		489,414
Accumulated impairment [member] | Financial assets collectively assessed for credit losses [member] | Lease receivables [member]
Disclosure Of Risk Management [Line Items]
Financial assets		202,940
Accumulated impairment [member] | Financial assets collectively assessed for credit losses [member] | Small Business Loan [member]
Disclosure Of Risk Management [Line Items]
Financial assets		$ 99,798
ECL | Financial assets individually assessed for credit losses [member]
Disclosure Of Risk Management [Line Items]
Financial assets	2,923,292
ECL | Financial assets individually assessed for credit losses [member] | Commercial Loans [member]
Disclosure Of Risk Management [Line Items]
Financial assets	2,583,874
ECL | Financial assets individually assessed for credit losses [member] | Lease receivables [member]
Disclosure Of Risk Management [Line Items]
Financial assets	339,418
ECL | Financial assets collectively assessed for credit losses [member]
Disclosure Of Risk Management [Line Items]
Financial assets	4,321,210
ECL | Financial assets collectively assessed for credit losses [member] | Commercial Loans [member]
Disclosure Of Risk Management [Line Items]
Financial assets	1,904,866
ECL | Financial assets collectively assessed for credit losses [member] | Consumer loans [member]
Disclosure Of Risk Management [Line Items]
Financial assets	1,383,265
ECL | Financial assets collectively assessed for credit losses [member] | Mortgages [Member]
Disclosure Of Risk Management [Line Items]
Financial assets	586,026
ECL | Financial assets collectively assessed for credit losses [member] | Lease receivables [member]
Disclosure Of Risk Management [Line Items]
Financial assets	367,072
ECL | Financial assets collectively assessed for credit losses [member] | Small Business Loan [member]
Disclosure Of Risk Management [Line Items]
Financial assets	$ 79,981